Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Long-term Debt
Long-term debt

	Due Date	2012	2011	2010
1.35% Senior Notes	2017	$699,091
3.125% Senior Notes	2014	499,912	$499,867	$499,822
4.00% Senior Notes	2042	298,493
7.375% Debentures	2027	129,060	129,056	129,053
7.45% Debentures	2097	3,500	3,500	3,500
2.00% to 2.02% Promissory Notes	Through 2023	2,109	6,808	15,951
		$1,632,165	$639,231	$648,326